Basis of Presentation	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
NOTE 2. BASIS OF PRESENTATION
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”).
The accompanying unaudited condensed consolidated financial statements contain all normal and recurring adjustments necessary to state fairly the consolidated financial condition, results of operations, comprehensive income, statement of shareholders’ equity, and cash flows of the Company for the interim periods presented. Except as otherwise disclosed, all such adjustments consist only of those of a normal recurring nature. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the current year ending December 31, 2021. The financial data presented herein should be read in conjunction with the audited consolidated financial statements and accompanying notes as of and for the years ended December 31, 2020 and 2019 (“2020 audited consolidated financial statements”).
The preparation of these unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ materially from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC and the instructions to Form
10-Q.
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation and include:

•
Reclassification of internal use software with a net book value of $3.7 million from “Property and equipment, net” to “Intangible assets, net” in the consolidated balance sheet as of December 31, 2020, due to a change in accounting policy.

•
Reclassification of property and equipment with a net book value of $50.0 million from construction in progress to land, buildings and improvements, and furniture and equipment in Footnote 5, Property and Equipment as of December 31, 2020.

Significant Accounting Policies
The Company’s significant accounting policies are described in Note 2 to the Company’s consolidated financial statements included in the 2020 Form
10-K.
There have been no material changes to the Company’s significant accounting policies, except for the adoption of ASU
2019-12
as explained below.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The Company adopted ASU
2019-12
on January 1, 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements.
COVID-19
Pandemic
The global outbreak of the novel strain of the coronavirus known as
COVID-19
has resulted in governments worldwide enacting emergency measures to combat the spread of the virus.
In response to the outbreak, governmental authorities in the United States, Canada and internationally have introduced various recommendations and measures to try to limit the pandemic, including travel restrictions, border closures, non-essential
business closures, quarantines, self-isolations,
shelters-in-place
and social distancing. Management has been closely monitoring the impact of
COVID-19,
with a focus in the health and safety of the Company’s employees, business continuity and supporting its communities. The Company has enacted various measures to reduce the spread of the virus, including implementing social distancing at its cultivation facilities and dispensaries, enhancing cleaning protocols at such facilities and dispensaries and encouraging employees to adhere to preventative measures recommended by local, state, and federal health officials.